Financial Risk Management Objectives and Policies - Summary of Undiscounted Cash Flows of the Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Current lease liabilities	$ 0	$ 93
Financial liability - DFA	0	200,536
Financial Liability - Investor options	246,993
Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	2,917	9,472
Accrued expenses	6,819	28,483
Financial liability - DFA	246,993	731,000
Total	256,729	768,955
Carrying amount | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	2,917	9,472
Accrued expenses	6,819	28,483
Financial liability - DFA	246,993	200,536
Total	256,729	238,491
Less than 3 months | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Payables	2,917	9,472
Accrued expenses	6,819	27,279
Total	9,736	36,751
Between 3 months and 1 year | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accrued expenses		1,204
Financial liability - DFA	246,993
Total	$ 246,993	1,204
1 year and later | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial liability - DFA		731,000
Total		$ 731,000